Investments - Narrative (Details) $ in Millions	1 Months Ended
Jan. 31, 2023 USD ($)
Other disposals of assets [member]
Disclosure of non-adjusting events after reporting period [table]
Proceeds from sales of investments other than investments accounted for using equity method	$ 23.4